MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

              May 1, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of:

MFS® Blended Research Core Equity Portfolio	MFS® International Growth Portfolio
MFS® Blended Research Growth Portfolio	MFS® International Value Portfolio
MFS® Blended Research Value Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Bond Portfolio	MFS® Mid Cap Growth Portfolio
MFS® Core Equity Portfolio	MFS® Money Market Portfolio
MFS® Emerging Markets Equity Portfolio	MFS® New Discovery Portfolio
MFS® Global Governments Portfolio	MFS® Research International Portfolio
MFS® Global Growth Portfolio	MFS® Strategic Income Portfolio
MFS® Global Research Portfolio	MFS® Technology Portfolio
MFS® Global Tactical Allocation Portfolio	MFS® Total Return Portfolio
MFS® Government Securities Portfolio	MFS® Utilities Portfolio
MFS® Growth Portfolio	MFS® Value Portfolio
MFS® High Yield Portfolio

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 26, 2012.

Please call the undersigned at (617) 954-4340 or Lisa Foley at (617) 954-6634 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/lcf